7. Goodwill and Intangible Assets, Net (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Less Accumulated Amortization	$ (3,273,323)	[1]		$ (3,261,254)	[1]
Net Intangible Assets	1,903,637			1,865,706		356,070
Amortization expense	12,069		36,577	146,924		138,767
Goodwill	10,365,806			10,365,806		0
Identifiable artistic-related assets
Intangible assets	1,740,000	[2]		1,740,000	[2]
Trademarks [Member]
Intangible assets	129,831	[3]		129,831	[3]
Product Masters
Intangible assets	3,257,129	[3]		3,257,129	[3]
Other Intangible Assets
Intangible assets	$ 50,000			$ 0

[1]	During the three months ended March 31, 2014 and 2013, the Company recognized $12,069 and $36,577, respectively, in amortization expense related to these intangible assets.
[2]	In association with the Merger, the Company acquired $1,740,000 in identifiable artistic-related assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm during the fourth quarter of 2013. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to ASC 350-30, these assets are not subject to amortization. They are tested annually for the recognition of impairment expense.
[3]	Pursuant to ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. At December 31, 2013, it was determined that certain "Other Intangible Assets" totaling $470,685 in gross asset value, with accumulated amortization of $228,961, were to be retired giving rise to an associated loss on disposition of assets totaling $241,723. During the period ended March 31, 2014, the Company did not recognize any similar impairment.